Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' Equity
19.	Shareholders’ Equity
Ordinary Shares
On January 29, 2021, the Company issued 1,230,769 Class A ordinary shares to a European asset management company to complete its private placement.
On July 29, 2021, the Company issued and transferred 2,500,000 Class A ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under the Plans. For the year ended December 31, 2021, 3,002,130 Class A ordinary shares were issued pursuant to the vesting of restricted share units, among which 1,914,630 Class A ordinary shares were settled with shares held by the depositary bank. Therefore, as of December 31, 2021, 585,370 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.
For the year ended December 31, 2021, 4,855,995 Class B ordinary shares were converted to Class A ordinary shares.

On October 26, 2022, the Company issued and transferred 876,380 Class A ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under the 2015 Plans. For the year ended December 31, 2022, 2,595,750 Class A ordinary shares were issued pursuant to the vesting of restricted share units, among which 590,750 Class A ordinary shares were settled with shares held by the depositary bank. Therefore, as of December 31, 2022, 871,000 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.
For the year ended December 31, 2022, 1,110,000 Class B ordinary shares were converted to Class A ordinary shares.
In April 2023, the Company completed its issuance of 3,466,204 Class A ordinary shares to Qingdao investor in private placement for a total consideration of RMB66,486 (US$9,364), net of issuance costs amounting to RMB2,374 (US$334). In July 2023, the Company completed its issuance of 4,183,510 Class A ordinary shares to private placement led by South Korean strategic investor for a consideration of RMB163,563 (US$23,037), net of issuance costs amounting to RMB1,000 (US$141). Under the 2019 Plans approved by the Board, the Company issued 221,224 Class A ordinary shares at market price for cash consideration of RMB12,355 (US$1,740) in 2023, resulting in the increase of additional paid-in
capital.
On October 20, 2023, the Company issued and transferred 236,000 Class A ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under the 2019 Plans. For the year ended December 31, 2023, 2,684,596 Class A ordinary shares were issued pursuant to the vesting of restricted share units, among which 1,085,820 Class A ordinary shares were settled with shares held by the depositary bank.
As
of December 31, 2023, 461,516 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.
For the year ended December 31, 2023, no Class B ordinary share was converted to Class A ordinary share.
As of December 31, 2023, there were 87,544,585 Class A and 39,026,560 Class B ordinary shares outstanding.
Additional
Paid-in
Capital
In January 2022, the Company withheld the individual income tax of RMB11,230 for employees’ vested share-based awards and made the cash payment to tax authorities. Concurrently, the Company withheld and received equivalent ADSs shares with fair value of RMB11,230 on that day from the employees for clearance of the individual income tax. The amount was debited to additional paid-in
capital. In 2023, the Company has sold ADSs shares for cash consideration of RMB7,795 (US$1,098).
As detailed above, issuance of Class A ordinary shares to the Qingdao investor and South Korean investors arising from private placements resulted in the increase of additional paid-in
capital amounting to RMB66,484 (US$9,364) and RMB163,560 (US$23,037), respectively. Issuance of Class A ordinary shares at market price for cash resulted in the increase of additional paid-in
capital amounting to RMB12,355 (US$1,740).

Accumulated Other Comprehensive Income (loss)

	Foreign currency translation adjustment	Unrealized (realized) gains on available- for-sales investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2021	221	1,729	1,950
Other comprehensive loss	(6,107)	(1,729)	(7,836)

Balance as of December 31, 2021	(5,886)	—	(5,886)
Other comprehensive income	20,896	—	20,896

Balance as of December 31, 2022	15,010	—	15,010
Other comprehensive income	69	—	69

Balance as of December 31, 2023	15,079	—	15,079

Balance as of December 31, 2023 (US$)	2,124	—	2,124